Financial risk management and derivative financial instruments - Summary of Undiscounted Contractual Cash Flows of Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-derivative financial liabilities:
Lease liabilities	$ 3,430	$ 3,442
Currency swaps hedging EUR500m 1.625% bonds 2024 outflows [member]
Derivative financial liabilities:
Currency swaps hedging	575	660
Currency swaps hedging EUR500m 1.625% bonds 2024 Inflows [member]
Derivative financial liabilities:
Currency swaps hedging	(552)	(593)
Currency swaps hedging EUR500m 2.125% bonds 2027 outflows [member]
Derivative financial liabilities:
Currency swaps hedging	607	702
Currency swaps hedging EUR500m 2.125% bonds 2027 inflows [member]
Derivative financial liabilities:
Currency swaps hedging	(590)	(638)
Deferred and contingent purchase consideration [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	94	94
Bank Overdrafts [member]
Non-derivative financial liabilities:
Borrowings	55	59
£173m 3.875% bonds 2022 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		241
GBP300m 3.75% bonds 2025 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	403	465
GBP350m 2.125% bonds 2026 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	457	522
EUR500m 2.125% bonds 2027 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	590	638
Trade Payables [Member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	664	555
Eur500m 1.625% bonds 2024 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	552	593
GBP400m 3.375% bonds 2028 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	579	666
Due within one year [member]
Non-derivative financial liabilities:
Lease liabilities	53	58
Due within one year [member] | Currency swaps hedging EUR500m 1.625% bonds 2024 outflows [member]
Derivative financial liabilities:
Currency swaps hedging	14	16
Due within one year [member] | Currency swaps hedging EUR500m 1.625% bonds 2024 Inflows [member]
Derivative financial liabilities:
Currency swaps hedging	(9)	(9)
Due within one year [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 outflows [member]
Derivative financial liabilities:
Currency swaps hedging	18	21
Due within one year [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 inflows [member]
Derivative financial liabilities:
Currency swaps hedging	(11)	(12)
Due within one year [member] | Bank Overdrafts [member]
Non-derivative financial liabilities:
Borrowings	55	59
Due within one year [member] | £173m 3.875% bonds 2022 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		241
Due within one year [member] | GBP300m 3.75% bonds 2025 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	14	15
Due within one year [member] | GBP350m 2.125% bonds 2026 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	9	10
Due within one year [member] | EUR500m 2.125% bonds 2027 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	11	12
Due within one year [member] | Trade Payables [Member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	660	550
Due within one year [member] | Eur500m 1.625% bonds 2024 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	9	9
Due within one year [member] | GBP400m 3.375% bonds 2028 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	16	18
Between 1 and 2 years [member]
Non-derivative financial liabilities:
Lease liabilities	50	49
Between 1 and 2 years [member] | Currency swaps hedging EUR500m 1.625% bonds 2024 outflows [member]
Derivative financial liabilities:
Currency swaps hedging	561	16
Between 1 and 2 years [member] | Currency swaps hedging EUR500m 1.625% bonds 2024 Inflows [member]
Derivative financial liabilities:
Currency swaps hedging	(543)	(9)
Between 1 and 2 years [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 outflows [member]
Derivative financial liabilities:
Currency swaps hedging	18	21
Between 1 and 2 years [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 inflows [member]
Derivative financial liabilities:
Currency swaps hedging	(11)	(12)
Between 1 and 2 years [member] | Deferred and contingent purchase consideration [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	13
Between 1 and 2 years [member] | GBP300m 3.75% bonds 2025 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	14	15
Between 1 and 2 years [member] | GBP350m 2.125% bonds 2026 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	9	10
Between 1 and 2 years [member] | EUR500m 2.125% bonds 2027 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	11	12
Between 1 and 2 years [member] | Trade Payables [Member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	1	2
Between 1 and 2 years [member] | Eur500m 1.625% bonds 2024 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	543	9
Between 1 and 2 years [member] | GBP400m 3.375% bonds 2028 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	16	18
After two but before five years [member]
Non-derivative financial liabilities:
Lease liabilities	126	123
After two but before five years [member] | Currency swaps hedging EUR500m 1.625% bonds 2024 outflows [member]
Derivative financial liabilities:
Currency swaps hedging		628
After two but before five years [member] | Currency swaps hedging EUR500m 1.625% bonds 2024 Inflows [member]
Derivative financial liabilities:
Currency swaps hedging		(575)
After two but before five years [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 outflows [member]
Derivative financial liabilities:
Currency swaps hedging	571	62
After two but before five years [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 inflows [member]
Derivative financial liabilities:
Currency swaps hedging	(568)	(36)
After two but before five years [member] | Deferred and contingent purchase consideration [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	39	52
After two but before five years [member] | GBP300m 3.75% bonds 2025 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	375	435
After two but before five years [member] | GBP350m 2.125% bonds 2026 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	439	502
After two but before five years [member] | EUR500m 2.125% bonds 2027 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	568	36
After two but before five years [member] | Trade Payables [Member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	1	1
After two but before five years [member] | Eur500m 1.625% bonds 2024 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		575
After two but before five years [member] | GBP400m 3.375% bonds 2028 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	49	55
More than 5 years [member]
Non-derivative financial liabilities:
Lease liabilities	3,201	3,212
More than 5 years [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 outflows [member]
Derivative financial liabilities:
Currency swaps hedging		598
More than 5 years [member] | Currency swaps hedging EUR500m 2.125% bonds 2027 inflows [member]
Derivative financial liabilities:
Currency swaps hedging		(578)
More than 5 years [member] | Deferred and contingent purchase consideration [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	42	42
More than 5 years [member] | EUR500m 2.125% bonds 2027 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		578
More than 5 years [member] | Trade Payables [Member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	2	2
More than 5 years [member] | GBP400m 3.375% bonds 2028 [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	$ 498	$ 575